Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
The Plan has evaluated subsequent events through June 4, 2026 and determined that no other significant subsequent events have occurred requiring adjustments to the financial statements or disclosures.